As filed with the Securities and Exchange Commission on August 10, 1998.

                                                        File No. 33-60841
                                                        File No. 811-07315



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|

                        Pre-Effective Amendment No. ___                    |_|

                         Post-Effective Amendment No. 5                    |X|

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|

                                 Amendment No. 7                           |X|

                         TOMORROW FUNDS RETIREMENT TRUST
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                  ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                   Registrant's Telephone Number: 800-223-3332
                                                  ------------

                    JAY C. NADEL, WEISS, PECK & GREER, L.L.C.
                  ONE NEW YORK PLAZA, NEW YORK, NEW YORK 10004
                  --------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
                              Ernest V. Klein, Esq.
                                Hale and Dorr LLP
                                 60 State Street
                                Boston, MA 02109


             It is proposed that this filing will become effective:

 ___    immediately upon filing pursuant to paragraph (b) of Rule 485
  X     on September 1, 1998 pursuant to paragraph (b) of Rule 485
 ___
 ___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
 ___    on ___________ pursuant to paragraph (a)(1) of Rule 485
 ___    75 days after filing pursuant to paragraph (a)(2) of Rule 485
 ___    on ___________ pursuant to paragraph (a)(2) of Rule 485

                     STATEMENT OF INCORPORATION BY REFERENCE

         The prospectus (Part A) and statement of additional information (Part
B) contained in Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on June 12, 1998 are hereby incorporated by reference in their entirety into this Post-Effective Amendment No. 5. The Trust's Annual Report also contained in Post-Effective Amendment No. 4 filed on June 12, 1998 is hereby incorporated by reference into the statement of additional information so incorporated by reference herein.

                         TOMORROW FUNDS RETIREMENT TRUST

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements: Attached to and incorporated by reference into the Statement of Additional Information with respect to each series of the Registrant except Tomorrow Post-Retirement Fund:

          Included in Part A:

              Financial Highlights for the period from inception through December 31, 1997.

          Included in Part B:

              Schedule of Investments at December 31, 1997.

              Statement of Assets and Liabilities at December 31, 1997.

              Statement of Operations for the period ended December 31, 1997.

              Statements of Changes in Net Assets for the period ended December 31, 1997.

              Notes to Financial Statements.

              Financial Highlights.

              Independent Auditor's Report.

     (b)  Exhibits:

          1.  (a)  Agreement and Declaration of Trust.**

          1.  (b)  Certificate of Trust.**

          1.  (c)  Termination of Series.**

          2.       By-Laws.**

          3.       None.

          4.       None.

          5. (a) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Long-Term Retirement Fund, and Weiss, Peck & Greer, L.L.C. ("WPG").*

          5. (b) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Medium-Term Retirement Fund, and WPG.*

          5. (c) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Short-Term
                   Retirement Fund, and WPG.*

          5   (d)  Form of Investment Advisory Agreement between the
                   Registrant, on behalf of Tomorrow Post-Retirement
                   Fund, and WPG.**

          5. (e) Administration Agreement between the Registrant, on behalf of Tomorrow Long-Term Retirement Fund, and WPG.**

          5. (f) Administration Agreement between the Registrant, on behalf of Tomorrow Medium-Term Retirement Fund, and WPG.**

          5. (g) Administration Agreement between the Registrant, on behalf of Tomorrow Short-Term Retirement Fund, and WPG.**

          5. (h) Administration Agreement between the Registrant, on behalf of Tomorrow Post-Retirement Fund, and WPG.**

          6.       Principal Underwriting Agreement.***

          7.       None.

          8. Form of Custodian Agreement between the Registrant and Boston Safe Deposit and Trust Company.**

          9. (a) Form of Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc.**

          9. (b) Form of Account Administration Agreement between the Registrant and The Shareholder Services Group, Inc.**

          9.  (c)  Form of Institutional Class Shares Service Plan.**

          10.      Opinion and Consent of Counsel.**

          11.      Consent of Independent Public Accountants.+

          12.      None.

          13.      Form of Share Purchase Agreement.**

          14.      Not applicable.

          15.      Form of Adviser Class Shares Distribution Plan.*

          16.      None.

          17. (a)  Financial Data Schedule of Tomorrow Long-Term Retirement
                   Fund.+

          17. (b) Financial Data Schedule of Tomorrow Medium-Term Retirement Fund.+

          17. (c)  Financial Data Schedule of Tomorrow Short-Term Retirement
                   Fund.+

          18.      Multiple Class Plan adopted pursuant to Rule 18f-3.*

          19.      Powers of Attorney.** and *

--------------

+    Filed herewith.
**   Filed with Post-Effective Amendment No. 4 on June 12, 1998.
**   Filed with Post-Effective Amendment No. 3 on May 1, 1998.
***  To be filed.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER
          COMMON CONTROL WITH REGISTRANT.

          Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                                                  NUMBER OF
                                                              RECORD HOLDERS AS
                  TITLE OF CLASS                              OF JULY 31, 1998
                  --------------                              ----------------

         Tomorrow Long-Term Retirement Fund
                  Institutional Class                                16
                  Adviser Class                                       5

         Tomorrow Medium-Term Retirement Fund
                  Institutional Class                                15
                  Adviser Class                                       5

         Tomorrow Short-Term Retirement Fund
                  Institutional Class                                15
                  Adviser Class                                       5

         Tomorrow Post-Retirement Fund
                  Institutional Class                                 0
                  Adviser Class                                       0


ITEM 27.  INDEMNIFICATION.

         Except for the Agreement and Declaration of Trust dated June 21, 1995, establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         All of the information required by this item is set forth in the Form ADV, as currently amended, of WPG (File No. 801-6604). The following sections of such Form ADV are incorporated herein by reference:

              (a) Items 1 and 2 of Part 2;

              (b) Section 6, Business Background, of each Schedule D.

ITEM 29.  PRINCIPAL UNDERWRITER

         (a) [______________] serves as the principal underwriter to each investment company in the Weiss, Peck & Greer Investments Group of Mutual Funds. These mutual funds include: Weiss, Peck & Greer Funds Trust, which consists of WPG Government Money Market Fund, WPG Tax-Free Money Market Fund, WPG Core Bond Fund, WPG Municipal Bond Fund and WPG Quantitative Equity Fund; Weiss, Peck & Greer International Fund; WPG Tudor Fund; WPG Growth Fund; WPG Growth and Income Fund; and RWB/WPG U.S. Large Stock Fund.

         (b) Directors and Officers of [_________________]:


    NAME AND              POSITIONS AND OFFICES            POSITIONS AND OFFICES
PRINCIPAL ADDRESS              WITH WPG                        WITH REGISTRANT
-----------------              --------                        ---------------



          (c) Not applicable.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

         All account, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder will be maintained (1) at the offices of the Registrant at One New York Plaza, New York, New York 10004
(2) at the offices of the Registrant's Custodian, Boston Safe Deposit and Trust Company, at One Boston Place, Boston, MA 02109 and (3) at the offices of the Registrant's Transfer Agent, First Data Investor Services Group, Inc., P.O. Box 9037, Boston, MA 02205.

ITEM 31.  MANAGEMENT SERVICES

         The Registrant is not a party to any management-related service contract, except as described in the prospectuses and the statements of additional information.

ITEM 32.  UNDERTAKINGS

          (a)      Not applicable.

          (b)      Not applicable.

         (c) The Registrant undertakes to deliver, or cause to be delivered with the each prospectus, to each person to whom such prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in each prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 10th day of August, 1998.

                                            TOMORROW FUNDS RETIREMENT TRUST


                                            /S/ FRANCIS H. POWERS
                                            ---------------------
                                            Francis H. Powers,
                                            Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

      SIGNATURE                          TITLE
      ---------                          -----


/S/ROGER J. WEISS                 Chairman of the Board,      )
Roger J. Weiss                    Trustee and President       )
                                  (Principal Executive        )
                                  Officer)                    )
                                                              )
/S/FRANCIS H. POWERS              Executive Vice President    )
Francis H. Powers                 and Treasurer (Principal    )
                                  Financial and Accounting    )
                                  Officer)                    )
                                                              )
RAYMOND R. HERRMANN, JR.*         Trustee                     )  August 10, 1998
-------------------------
Raymond R. Herrmann, Jr.                                      )
                                                              )
                                                              )
LAWRENCE J. ISRAEL*               Trustee                     )
Lawrence J. Israel                                            )
                                                              )
                                                              )
GRAHAM E. JONES*                  Trustee                     )
Graham E. Jones                                                )

----------------

*By:/S/ FRANCIS H. POWERS                                        August 10, 1998
    -------------------------
    Francis H. Powers
    Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT
NUMBER                    DOCUMENT TITLE
------                    --------------


  11.                 Consent of Independent Public Accountants.

  17.(a)              Financial Data Schedule of Tomorrow Long-Term Retirement
                      Fund.

  17.(b)              Financial Data Schedule of Tomorrow Medium-Term Retirement
                      Fund.

  17.(c)              Financial Data Schedule of Tomorrow Short-Term Retirement
                          Fund.